The following table presents the main metrics established by prudential regulation (orders financial institutions to comply with requirements to cope with risks associated with their financial activities), such as regulatory capital, leverage ratio and li (Details) - Prudential [Member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Common equity	R$ 106,500,779	R$ 119,106,689
Level I	120,624,009	130,565,269
Reference Equity - RE	144,282,538	150,236,230
Total RWA	R$ 971,611,195	R$ 953,325,685
Index of Common equity - ICP	11.00%	12.50%
Level 1 Index	12.40%	13.70%
Basel Ratio	14.80%	15.80%
Additional Common Equity Conservation - ACPConservation	2.50%	2.00%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.00%
Excess Margin of Common Equity	2.96%	4.99%
Total exposure	R$ 1,639,736,361	R$ 1,530,418,615
AR	7.40%	8.50%
Total High Quality Liquid Assets (HQLA)	R$ 198,600,676	R$ 177,885,181
Total net cash outflow	R$ 124,038,502	R$ 128,779,954
LCR	160.10%	138.10%
Available stable funding (ASF)	R$ 877,734,697	R$ 803,600,023
Stable resources required (RSF)	R$ 728,633,715	R$ 686,072,267
NSFR	120.50%	117.10%